MATERIAL ACCOUNTING POLICIES - Premises and equipment and Intangible assets (Details)	12 Months Ended
Dec. 31, 2025
Minimum
MATERIAL ACCOUNTING POLICIES
Useful life, intangible assets	1 year
Maximum
MATERIAL ACCOUNTING POLICIES
Useful life, intangible assets	10 years
Buildings | Minimum
MATERIAL ACCOUNTING POLICIES
Useful life, premises and equipment	10 years
Buildings | Maximum
MATERIAL ACCOUNTING POLICIES
Useful life, premises and equipment	75 years
Furniture and fixtures | Minimum
MATERIAL ACCOUNTING POLICIES
Useful life, premises and equipment	3 years
Furniture and fixtures | Maximum
MATERIAL ACCOUNTING POLICIES
Useful life, premises and equipment	20 years
Computer equipment | Minimum
MATERIAL ACCOUNTING POLICIES
Useful life, premises and equipment	3 years
Computer equipment | Maximum
MATERIAL ACCOUNTING POLICIES
Useful life, premises and equipment	20 years
Equipment and machinery | Minimum
MATERIAL ACCOUNTING POLICIES
Useful life, premises and equipment	2 years
Equipment and machinery | Maximum
MATERIAL ACCOUNTING POLICIES
Useful life, premises and equipment	40 years
Vehicles | Minimum
MATERIAL ACCOUNTING POLICIES
Useful life, premises and equipment	3 years
Vehicles | Maximum
MATERIAL ACCOUNTING POLICIES
Useful life, premises and equipment	10 years